Basis of preparation of the consolidated financial statements (Details ) - ARS ($) $ in Thousands	May 03, 2023	Feb. 17, 2023
Basis of preparation of the consolidated financial statements
Property, plant and equipment	$ 21,083,378	$ 80,546,470
Biological assets	39,820,532
Other non-financial assets	340,028	2,156,269
Trade and other receivables	81,516	25,171,582
Other financial assets	314,165	1,173,060
Cash and cash equivalents	60,310	6,736,561
Trade and other payables	(56,897)	(5,359,654)
Other non-financial liabilities	(190,277)	(3,779,158)
Other loans and borrowings		(22,077,936)
Compensation and employee benefits liabilities	(149,632)	(3,743,777)
Provisions		(1,288,155)
Deferred income tax liabilities	(6,901,257)	(809,380)
Total identifiable net assets measured at fair value	$ 54,401,866	$ 78,725,882